Acquisitions and Investments - Schedule of Pro Forma Combined Results of Operations (Details) - Pro Forma [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Acquisitions and Investments - Schedule of Pro Forma Combined Results of Operations (Details) [Line Items]
Current Assets	$ 846,339	$ 115,323
Non-Current Assets	17,295,608	5,983,135
Total Assets	18,141,947	6,098,458
Current Liabilities	8,760,728	18,787,002
Non-Current Liabilities	308,510	3,551,643
Total Liabilities	9,069,238	22,338,645
Mezzanine Equity	84,790	84,790
Total Stockholders' Equity (Deficit)	8,987,919	(16,324,977)
Revenue	3,366,411	3,946,445
Cost of Revenue	2,011,384	2,201,900
Gross Profit	1,355,027	1,744,545
Operating Expenses	14,456,452	17,141,229
Other income (expenses), net	3,208,409	6,868,878
Net Loss	$ (9,893,016)	$ (8,527,806)